Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense
Expense for the year	$ 163.0	$ 127.0
Global minimum tax	33.8	19.8
Adjustments in respect of prior years	(1.0)	(1.3)
Current income tax expense	195.8	145.5
Origination and reversal of temporary differences	106.2	18.5
Impact of changes in tax rates	0.1	0.1
Change in unrecognized deductible temporary differences	0.8	1.1
Impact of Barbados corporate tax reform		49.1
Adjustments in respect of prior years	2.4
Other	0.2	(0.3)
Deferred income tax expense	108.1	66.3
Income tax expense	$ 303.9	$ 211.8